Schedule of Investments
September 30, 2023 (Unaudited)
1919 Socially Responsive Balanced Fund
Security	Shares	Value
Common Stocks — 68.2%
Communication Services — 4.9%
Alphabet Inc., Class A Shares(a)	186,065	$24,348,466
Netflix Inc. (a)	24,989	9,435,846
Total Communication Services		33,784,312
Consumer Discretionary — 7.3%
Amadeus IT Group SA(a)	120,715	7,286,357
Amazon.com Inc. (a)	135,866	17,271,286
Chipotle Mexican Grill Inc. (a)	3,156	5,781,256
Home Depot Inc/The	30,552	9,231,592
TJX Cos Inc.	125,094	11,118,355
Total Consumer Discretionary		50,688,846
Consumer Staples — 4.3%
Costco Wholesale Corp.	19,890	11,237,054
Darling International Inc. (a)	73,613	3,842,599
Estee Lauder Cos. Inc., Class A Shares	34,692	5,014,729
PepsiCo Inc.	55,615	9,423,405
Total Consumer Staples		29,517,787
Financials — 6.9%
Bank of America Corp.	330,867	9,059,139
Charles Schwab Corp/The	146,308	8,032,309
Chubb Limited	32,532	6,772,512
Hannon Armstrong Sustainable Infrastructure Capital Inc.	247,772	5,252,767
M&T Bank Corp.	46,725	5,908,376
Reinsurance Group of America Inc.	43,942	6,379,939
Truist Financial Corp.	211,684	6,056,279
Total Financials		47,461,321
Health Care — 12.1%
AstraZeneca PLC	139,316	9,434,479
Boston Scientific Corp. (a)	241,374	12,744,547
Danaher Corp.	40,410	10,025,721
Eli Lilly & Co.	26,749	14,367,691
IQVIA Holdings Inc. (a)	51,207	10,074,977
Thermo Fisher Scientific Inc.	21,668	10,967,692
UnitedHealth Group Inc.	20,965	10,570,343
Zoetis Inc.	27,432	4,772,619
Total Health Care		82,958,069

Schedule of Investments
September 30, 2023 (Unaudited)
1919 Socially Responsive Balanced Fund
Security	Shares	Value
Industrials — 7.6%
Advanced Drainage Systems Inc.	72,931	$8,301,736
Cintas Corp.	22,610	10,875,636
Eaton Corp. PLC	56,888	12,133,073
Old Dominion Freight Line Inc.	18,948	7,752,385
Rockwell Automation Inc.	24,673	7,053,270
Union Pacific Corp.	28,413	5,785,739
Total Industrials		51,901,839
Information Technology — 21.0%
Analog Devices Inc.	27,901	4,885,186
Apple Inc.	171,822	29,417,645
Broadcom Inc.	14,562	12,094,906
Intuit Inc.	14,818	7,571,109
Microsoft Corp.	97,843	30,893,927
NVIDIA Corp.	29,917	13,013,596
Palo Alto Networks Inc. (a)	49,295	11,556,720
Salesforce.com Inc. (a)	46,532	9,435,759
ServiceNow Inc. (a)	14,746	8,242,424
SolarEdge Technologies Inc. (a)	27,193	3,521,765
Visa Inc., Class A Shares	39,948	9,188,440
Workday Inc., Class A Shares (a)	21,893	4,703,711
Total Information Technology		144,525,188
Materials — 1.7%
Linde PLC	18,963	7,060,873
Steel Dynamics Inc.	45,376	4,865,215
Total Materials		11,926,088
Real Estate Investment Trusts (REITs) — 1.1%
Prologis Inc.	68,601	7,697,718
Total Real Estate Investment Trusts (REITs)		7,697,718
Utilities — 1.3%
American Water Works Co. Inc.	74,805	9,263,103
Total Utilities		9,263,103
Total Common Stocks (Cost — $319,294,151)		469,724,271

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.3%
World Omni Auto Receivables Trust
2021-B, A-3	0.420%	6/15/2026	$2,268,833	$2,196,203
Total Asset Backed Securities (Cost — $2,268,760)				2,196,203

Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA)
2011-53 CY	4.000%	6/25/2041	22,147	20,744
Total Collateralized Mortgage Obligations (Cost — $22,331)				20,744

Corporate Bonds — 20.5%
Communication Services — 2.0%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,374,623
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,195,950
AT&T Inc.	4.350%	3/1/2029	465,000	433,275
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,001,188
Comcast Corp.	4.650%	2/15/2033	2,680,000	2,511,229
Comcast Corp.	5.650%	6/15/2035	600,000	593,103
Verizon Communications Inc.	4.329%	9/21/2028	777,000	730,271
Verizon Communications Inc.	3.875%	2/8/2029	410,000	375,943
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	1,001,694
Verizon Communications Inc.	4.500%	8/10/2033	350,000	311,883
Verizon Communications Inc.	5.250%	3/16/2037	335,000	313,353
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,428,156
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	2,851,607
Total Communication Services				14,122,275
Consumer Discretionary — 2.6%
Amazon.com Inc.	4.700%	12/1/2032	905,000	866,227
California Endowment/The	2.498%	4/1/2051	1,700,000	989,520
Ford Foundation/The	2.415%	6/1/2050	1,000,000	582,701
Home Depot Inc/The	1.500%	9/15/2028	1,900,000	1,597,935
Honda Motor Co Ltd.	2.271%	3/10/2025	6,150,000	5,863,366
Lowe's Cos Inc.	1.300%	4/15/2028	2,100,000	1,751,782
Starbucks Corp.	2.450%	6/15/2026	250,000	231,662
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,028,666
Target Corp.	4.500%	9/15/2032	3,600,000	3,347,535
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	862,229
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,403,447
Total Consumer Discretionary				18,525,070
Consumer Staples — 0.6%
PepsiCo Inc.	3.900%	7/18/2032	1,200,000	1,094,299
PepsiCo Inc.	3.500%	3/19/2040	575,000	445,314
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,129,554
Total Consumer Staples				3,669,167

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Face Amount	Value
Financials — 5.7%
Affiliated Managers Group Inc.	3.300%	6/15/2030	$755,000	$627,154
Allstate Corp/The	1.450%	12/15/2030	1,345,000	1,002,817
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%) (b)	0.981%	9/25/2025	1,650,000	1,563,379
Bank of America Corp. (effective 12/6/2024, US SOFR + 0.650%) (b)	1.530%	12/6/2025	4,425,000	4,179,822
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 1.071%) (b)	3.366%	1/23/2026	550,000	528,979
Bank of America Corp. (3M US LIBOR + 1.021%) (b)(c)	6.431%	9/15/2026	1,602,000	1,581,598
Bank of America Corp.	4.183%	11/25/2027	525,000	488,348
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (b)	3.088%	1/10/2037	2,515,000	1,877,409
Bank of New York Mellon Corp/The	1.600%	4/24/2025	415,000	389,120
BlackRock Inc.	3.250%	4/30/2029	455,000	411,131
BlackRock Inc.	2.400%	4/30/2030	710,000	592,721
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,209,988
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (b)	0.776%	10/30/2024	2,200,000	2,189,788
Citigroup Inc.	5.500%	9/13/2025	325,000	321,230
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%) (b)	1.281%	11/3/2025	690,000	651,949
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%) (b)	2.572%	6/3/2031	1,500,000	1,197,108
Goldman Sachs Group Inc/The	3.500%	11/16/2026	1,830,000	1,702,954
Goldman Sachs Group Inc/The	2.600%	2/7/2030	1,250,000	1,024,722
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,346,318
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	480,782
MetLife Inc.	4.550%	3/23/2030	660,000	626,550
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	936,056
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (b)	4.758%	1/26/2027	1,350,000	1,312,862
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,425,278
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,096,568
Simon Property Group LP	3.375%	12/1/2027	510,000	466,495
State Street Corp.	3.550%	8/18/2025	360,000	346,002
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%) (b)	3.031%	11/1/2034	1,000,000	848,457
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%) (b)	1.150%	6/12/2025	1,175,000	1,088,771
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (b)	0.805%	5/19/2025	3,300,000	3,183,164
Wells Fargo & Co.	1.267%	3/2/2027	2,675,000	2,372,069
Total Financials				39,069,589
Health Care — 2.4%
AbbVie Inc.	4.250%	11/14/2028	600,000	570,563
AbbVie Inc.	4.400%	11/6/2042	1,120,000	931,379
Amgen Inc.	3.000%	2/22/2029	3,475,000	3,090,439
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,320,583
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	345,196
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	657,312
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,215,842
CVS Health Corp.	3.875%	7/20/2025	910,000	879,673
CVS Health Corp.	4.780%	3/25/2038	345,000	297,282
CVS Health Corp.	5.625%	2/21/2053	3,445,000	3,097,067
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,328,570
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	293,255
Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,100,000	1,026,779
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,296,670
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	396,822
Total Health Care				16,747,432

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Face Amount	Value
Industrials — 1.2%
Allegion US Holding Co. Inc.	5.411%	7/1/2032	$2,300,000	$2,165,724
Archer-Daniels-Midland Co.	2.900%	3/1/2032	3,000,000	2,501,666
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	1,733,265
Xylem Inc./NY	1.950%	1/30/2028	1,785,000	1,539,401
Total Industrials				7,940,056
Information Technology — 3.0%
Adobe Inc.	2.150%	2/1/2027	850,000	772,648
Autodesk Inc.	2.400%	12/15/2031	3,775,000	2,974,033
Fortinet Inc.	1.000%	3/15/2026	2,185,000	1,951,965
Intuit Inc.	5.500%	9/15/2053	2,215,000	2,124,764
Jabil Inc.	4.250%	5/15/2027	2,515,000	2,382,235
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,268,847
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,183,925
Microsoft Corp.	4.200%	11/3/2035	565,000	522,014
NVIDIA Corp.	0.584%	6/14/2024	3,115,000	3,007,767
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	1,817,216
Texas Instruments Inc.	5.000%	3/14/2053	575,000	520,677
Total Information Technology				20,526,091
Materials — 0.1%
Nutrien Ltd.	4.200%	4/1/2029	425,000	393,981
Total Materials				393,981
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle Inc.	1.050%	7/15/2026	2,050,000	1,802,256
Prologis LP	2.250%	4/15/2030	1,620,000	1,324,166
Prologis LP	1.250%	10/15/2030	3,000,000	2,242,222
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,456,306
Total Real Estate Investment Trusts (REITs)				6,824,950
Utilities — 1.9%
Avangrid Inc.	3.800%	6/1/2029	650,000	578,351
DTE Electric Co.	1.900%	4/1/2028	2,145,000	1,856,880
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,124,636
Duke Energy Florida LLC	2.400%	12/15/2031	3,225,000	2,552,964
Georgia Power Co.	3.250%	4/1/2026	345,000	325,740
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,258,253
MidAmerican Energy Co.	5.850%	9/15/2054	2,200,000	2,172,661
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,303,856
Public Service Co. of Colorado	3.200%	3/1/2050	520,000	326,577
Union Electric Co.	2.625%	3/15/2051	1,280,000	728,509
Total Utilities				13,228,427
Total Corporate Bonds (Cost — $162,810,963)				141,047,038

Foreign Government Agency Issues — 0.3%
International Bank for Reconstruction & Development	0.625%	4/22/2025	1,620,000	1,505,961
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	892,690
Total Foreign Government Agency Issues (Cost — $2,546,329)				2,398,651

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Face Amount	Value
Mortgage Backed Securities — 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	$39,207	$36,261
Gold Pool A35826	5.000%	7/1/2035	19,682	18,960
Gold Pool G08112	6.000%	2/1/2036	33,968	34,448
Gold Pool G02564	6.500%	1/1/2037	13,687	13,852
Gold Pool G08179	5.500%	2/1/2037	10,622	10,638
Gold Pool A65694	6.000%	9/1/2037	11,692	11,627
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	7	8
Pool 808156	4.500%	2/1/2035	5,936	5,574
Pool 891596	5.500%	6/1/2036	282	281
Pool 190375	5.500%	11/1/2036	1,945	1,944
Pool 916386	6.000%	5/1/2037	11,397	11,460
Pool 946594	6.000%	9/1/2037	15,999	16,266
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	177,491	160,748
Gold Pool MA6572	3.000%	4/20/2035	420,077	380,424
Gold Pool MA6740	2.500%	8/20/2035	633,345	558,783
Gold Pool 550763	5.000%	12/15/2035	52,400	51,114
Gold Pool 3922	7.000%	11/20/2036	10,036	10,351
Gold Pool MA3873	3.000%	8/20/2046	807,626	697,197
Gold Pool MA6409	3.000%	1/20/2050	481,858	412,191
Gold Pool 2020-194	1.000%	6/16/2062	1,904,563	1,325,952
Total Mortgage Backed Securities (Cost — $4,682,755)				3,758,079

U.S. Government Agency Issues — 2.2%
Federal Home Loan Bank (FHLB)	3.250%	11/16/2028	2,125,000	1,988,621
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	133,636
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/2029	115,000	126,642
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/2032	380,000	420,838
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	2,001,211
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	1,942,286
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,058,584
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	6,700,369
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	335,643
Total U.S. Government Agency Issues (Cost — $17,490,809)				14,707,830

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Obligations — 7.0%
United States Treasury Bonds	7.500%	11/15/2024	$1,105,000	$1,131,891
United States Treasury Bonds	7.625%	2/15/2025	390,000	402,188
United States Treasury Bonds	6.875%	8/15/2025	100,000	103,152
United States Treasury Bonds	6.750%	8/15/2026	90,000	94,591
United States Treasury Bonds	6.500%	11/15/2026	135,000	141,544
United States Treasury Bonds	6.125%	11/15/2027	675,000	711,360
United States Treasury Bonds	5.500%	8/15/2028	335,000	347,301
United States Treasury Bonds	3.500%	2/15/2039	573,000	495,086
United States Treasury Bonds	4.375%	11/15/2039	204,000	194,135
United States Treasury Notes	2.125%	11/30/2024	2,000,000	1,927,266
United States Treasury Notes	2.500%	1/31/2025	10,300,000	9,930,045
United States Treasury Notes	3.000%	10/31/2025	905,000	869,224
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,542,734
United States Treasury Notes	2.125%	5/31/2026	6,700,000	6,245,918
United States Treasury Notes	1.500%	8/15/2026	2,110,000	1,923,727
United States Treasury Notes	2.000%	11/15/2026	3,375,000	3,105,330
United States Treasury Notes	2.250%	11/15/2027	2,200,000	2,001,570
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,508,037
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,244,609
United States Treasury Notes	2.875%	8/15/2028	5,300,000	4,895,978
United States Treasury Notes	3.125%	11/15/2028	2,900,000	2,701,305
United States Treasury Notes	1.500%	2/15/2030	4,670,000	3,872,999
United States Treasury Notes	4.125%	11/15/2032	1,200,000	1,157,719
Total U.S. Treasury Obligations (Cost — $53,731,733)				48,547,709

Short-Term Investment — 0.9%
Fidelity Investments Money Market - Government Portfolio - Class I (c)	5.230%		6,187,224	6,187,224
Total Short-Term Investment (Cost — $6,187,224)				6,187,224

Total Investments — 99.9% (Cost — $569,035,055)				688,587,749
Other Assets in Excess of Liabilities — 0.1%				433,418
Total Net Assets — 100.0%				$689,021,167

Schedule of Investments
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund

Notes:

(a)	Non-income producing security.
(b)	Fixed to floating rate. Effective date of change and formula disclosed.
(c)	The rate reported is the annualized seven-day yield as of September 30, 2023.

Abbreviations used in this schedule:

ADR – American Depositary Receipt CMT – Constant Maturity Treasury Rate LIBOR – London Inter-Bank Offered Rate LLC – Limited Liability Corporation LP – Limited Partnership
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

Securities Valuation
September 30, 2023 (Unaudited)(Continued)
1919 Socially Responsive Balanced Fund
1919 Socially Responsive Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Common Stocks	$469,724,271	$–	$–	$469,724,271
Collateralized Mortgage Obligations	–	2,196,203	–	2,196,203
Collateralized Mortgage Obligations	–	20,744	–	20,744
Corporate Bonds	–	141,047,038	–	141,047,038
Foreign Government Agency Issues	–	2,398,651	–	2,398,651
Mortgage Backed Securities	–	3,758,080	–	3,758,080
U.S. Government Agency Issues	–	14,707,830	–	14,707,830
U.S. Treasury Obligations	–	48,547,708	–	48,547,708
Total Long-Term Investments	469,724,271	212,676,254	–	682,400,525
Short-Term Investment	6,187,224	–	–	6,187,224
Total Assets	$475,911,495	$212,676,254	$–	$688,587,749

See Schedule of Investments for additional detailed categorizations.